Deferred charges, net	12 Months Ended
Dec. 31, 2021
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2018	$341,070
Amortization	(341,070)
Balance December 31, 2019	$—
Additions	2,216,102
Amortization	(154,529)
Balance December 31, 2020	$2,061,573
Additions	3,936,331
Amortization	(1,135,080)
Balance December 31, 2021	$4,862,824

On November 27, 2020, the Magic Moon commenced its scheduled dry-dock which was completed on January 13, 2021. During the year ended December 31, 2021, three more vessels in the Company’s fleet initiated and completed their scheduled dry-dock, the Magic Rainbow the Wonder Mimosa and the Magic Vela.